Summary of Significant Accounting Policies (Policies)	12 Months Ended
Mar. 31, 2026
Summary of Significant Accounting Policies [Abstract]
Basis of presentation and principle of consolidation

Basis of presentation and principle of consolidation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities Exchange Commission (“SEC”).

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All intercompany transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation.

Use of estimates and assumptions

Use of estimates and assumptions

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. These estimates and judgments are based on historical information, information that is currently available to the Company and on various other assumptions that the Company believes to be reasonable under the circumstances. Significant estimates required to be made by management include, but not limited to, allowance for expected credit losses, amortization of intangible assets, determination of the useful lives of long-lived assets, determination of an asset acquisition, valuation of intangible assets, impairment of long-lived assets, allowance for deferred tax assets, recognition and measurement of operating lease right-of-use assets, operating lease liabilities, and fair value and estimation of forfeiture of share based payment. Actual results could differ from the estimates, and as such, differences could be material to the consolidated financial statements.

Adoption of new accounting standard

Adoption of new accounting standard

In December 2023, the FASB issued ASU 2023-09 — Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”). This standard requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as information on income taxes paid. The ASU is effective for public business entities for annual periods beginning after December 15, 2024. For all other entities, the standard is effective for annual periods beginning after December 15, 2025. Early adoption is permitted. The Group adopted ASU 2023-09 for the year ended March 31, 2026, retrospectively to all periods presented in the consolidated financial statement. The adoption of this ASU had no material impact on reportable segments identified and had no effect on the Group’s consolidated financial position, results of operations, or cash flows.

Cash	Cash Cash include balances maintained with banks in Hong Kong and Macau that are available for deposit or withdrawal without limitation.
Restricted cash

Restricted cash

Restricted cash represents bank balances the Group holds on behalf of its customers. The Group maintains segregated accounts with banks in Hong Kong to hold customers’ monies arising from its normal course of business. These segregated customers’ monies are strictly restricted for customers’ transactions and governed by the Securities and Futures (Client Money) Rules under the HKSFO. Such regulations are promulgated to protect customers’ assets. The Group has classified such segregated customers’ monies as restricted cash. Corresponding payables to customers are recorded upon receipt of cash from or for the customers.

Receivables from broker-dealers and clearing organizations

Receivables from broker-dealers and clearing organizations

Receivables from broker-dealers and clearing organizations represent balances due from broker-dealers and clearing organizations, including cash deposits placed, net commission receivables, receivables arising from unsettled trades on trade-date basis.

Receivables from broker-dealers and clearing organizations are measured at amortized cost less an allowance for expected credit loss as needed. The allowance for expected credit loss is the Group’s best estimate of the amount of probable credit losses in the Group’s existing receivables from broker-dealers and clearing organizations. The Group assesses collectability by reviewing receivables from broker-dealers and clearing organizations on a collective basis where similar characteristics exist or on an individual basis when the Group identifies specific broker-dealers and clearing organizations with known disputes or collectability issues. In determining the amount of the allowance for expected credit losses, the Group considers historical collectability based on past due status, the age of the balances of receivables from broker-dealers and clearing organizations, credit quality of the Group’s customers based on ongoing credit evaluations, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect the Group’s ability to collect from counterparties. Under this accounting guidance, the Group measures credit losses on its receivables from broker-dealers and clearing organizations using the current expected credit loss model under ASC 326. Balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. As of March 31, 2026 and 2025, no allowance for expected credit losses were recorded, respectively.

Receivables from customers

Receivables from customers

Receivables from customers include (i) amounts due on brokerage transactions on trade-date basis, those not yet settled by customers on settlement dates and other brokerage commission receivables related to primary market; (ii) fee receivables related to advisory fees, due diligence services, introducing and referral services, investment management services and underwriting and placement services provided.

Receivables from customers are measured at amortized cost less an allowance for expected credit loss as needed. The allowance for expected credit loss is the Group’s best estimate of the amount of probable credit losses in the Group’s existing receivables from customers. The Group assesses collectability by reviewing receivables from customers on a collective basis where similar characteristics exist, primarily based on similar business line, service or product offerings and on an individual basis when the Group identifies specific customers with known disputes or collectability issues. In determining the amount of the allowance for expected credit losses, the Group considers historical collectability based on past due status, the age of the balances of receivables from customers, credit quality of the Group’s customers based on ongoing credit evaluations, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect the Group’s ability to collect from counterparties. Under this accounting guidance, the Group measures credit losses on its receivables from customers using the current expected credit loss model under ASC 326. Balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. As of March 31, 2026 and 2025, the Group provided allowance for expected credit losses of $141,161 and $105,115, respectively.

Expected credit loss

Expected credit loss

ASU No. 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments requires entities to use a current lifetime expected credit loss methodology to measure impairments of certain financial assets. Using this methodology will result in earlier recognition of losses than under the current incurred loss approach, which requires waiting to recognize a loss until it is probable of having been incurred. There are other provisions within the standard that affect how impairments of other financial assets may be recorded and presented, and that expand disclosures. The Group adopted the new standard effective April 1, 2023, the first day of the Group’s fiscal year and applied to receivables from customers, amounts due from a related party and other financial instruments. The adoption of this guidance did not materially impact the net earning and financial position and has no impact on the cash flows.

Investment in equity securities

Investment in equity securities

The Group accounts for its investment in equity securities in accordance with ASC 321, Investments—Equity Securities.

During the year ended March 31, 2026, the Group purchased several publicly traded equity securities. The investment in equity securities are measured at fair value in accordance with ASC 820, Fair Value Measurement (“ASC 820”), based on quoted prices in active markets for identical assets, which are classified as Level 1 inputs. These investments are classified as current assets because the securities are readily marketable and may be sold to meet liquidity needs, if necessary.

Upon disposal of an equity security accounted for under ASC 321, the Group derecognizes the investment at its carrying amount at the date of disposal. The difference between the consideration received and the carrying amount of the derecognized investment is recognized as a gain or loss on disposal of investment in equity securities, which is included in the consolidated statements of operations and comprehensive loss.

The Group remeasures each individual investment at fair value at each reporting date for purpose of classification and presentation. As of March 31, 2026 and 2025, the fair value of the investment in equities securities was carried at $31,150 and nil, respectively. For the years ended March 31, 2026, 2025 and 2024, fair value losses charged to the consolidated statements of operations and comprehensive loss were $11,139, nil and nil, respectively. In addition, for the years ended March 31, 2026, 2025 and 2024, gains on disposal of equity securities charged under interest income and others in the consolidated statements of operations and comprehensive loss were $14,107, nil and nil, respectively.

Inventories

Inventories

Inventories are stated at the lower of cost or net realizable value. Cost of inventories are determined using the first in first out method. Management reviews inventories for obsolescence and slow-moving inventories periodically and records an allowance against the inventories when the carrying value exceeds net realizable value. For the years ended March 31, 2026, 2025 and 2024, no write-downs of inventories was recognized.

Value Added Tax (“VAT”)

The Group is subject to VAT at the rate of 13% and related surcharges in the PRC for inventories purchased from its PRC supplier. Inventory balances are presented net of recoverable VAT in the consolidated balance sheets. The Group recognizes input VAT as a recoverable tax asset in the consolidated balance sheets under other assets, current and may be offset against output VAT payable in accordance with the applicable tax regulations.

Leases

Leases

The Group is a lessee of non-cancellable operating leases for corporate office premises. The Group determines if an arrangement is a lease at inception. A lease for which substantially all the benefits and risks incidental to ownership remain with the lessor is classified by the lessee as an operating lease. All leases of the Group are currently classified as operating leases. Operating leases are included in operating lease right-of-use (“ROU”) assets and operating lease liabilities on the Group’s consolidated balance sheets.

ROU assets represent the Group’s right to use an underlying asset for the lease term and operating lease liabilities represent its obligation to make lease payments arising from the lease. ROU assets and operating lease liabilities are recognized at lease commencement date based on the present value of lease payments over the lease term.

When determining the lease term, at lease commencement date, the Group considers options to extend or terminate the lease when it is reasonably certain that it will exercise or not exercise that option. The interest rate used to determine the present value of future lease payments is the Group’s incremental borrowing rate based on the information available at the lease commencement date.

The lease standard (ASC 842) provides practical expedients for an entity’s ongoing accounting. The Group elects to apply short-term lease exception for leases with a lease term of 12 months or less at commencement. Accordingly, ROU assets and operating lease liabilities do not include leases with a lease term of 12 months or less.

The Group also elects to adopt the practical expedient that allows lessee to treat the lease and non-lease components of a lease as a single lease component. Non-lease components include building management fees, utility expenses and property taxes included and payable in the lease contract. These non-lease components are not separated from the lease components to which they relate and are collectively reflected as occupancy costs in the statements of operations and comprehensive loss.

The Group evaluates the impairment of its ROU assets consistently with the approach applied for its other long-lived assets. The Group reviews the recoverability of its long-lived assets when events or changes in circumstances indicate that the carrying value of the assets may not be recoverable. The assessment of possible impairment is based on its ability to recover the carrying value of the assets from the expected undiscounted future pre-tax cash flows of the related operations. For the years ended March 31, 2026, 2025 and 2024, the Group did not recognize any impairment loss against its ROU assets.

Property and equipment, net

Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment losses. Depreciation is provided using the straight-line method based on the estimated useful life. The estimated useful lives of property and equipment are as follows:

Computer equipment	3 years
Furniture and office equipment	5 years
Leasehold improvements	Shorter of lease term or 5 years

Expenditures for repairs and maintenance, which do not materially extend the useful lives of the assets, are expensed as incurred. Expenditures for major renewals and betterments which substantially extend the useful life of assets are capitalized. The cost and related accumulated depreciation of assets disposed of or retired are removed from the accounts, and any resulting gain or loss is reflected in the consolidated statements of operations and comprehensive loss under other income or expenses.

Intangible assets, net

Intangible assets, net

Intangible assets are originally recognized at cost. The useful lives of intangible assets are assessed to either finite or indefinite based on the nature of the intangible assets. Intangible assets with finite useful lives are amortized on a straight-line basis over their expected useful lives, while intangible assets with indefinite useful lives are not amortized but are subject to annual impairment testing. The Group’s intangible assets consist of (i) eligibility rights to trade on or through SEHK, and (ii) intellectual properties, including copyrights, patents and trademarks.

Eligibility rights to trade on or through SEHK

Management has determined that such assets have indefinite useful lives. These intangible assets are not amortized and are tested for impairment annually either individually or at the cash-generating unit level. These intangible assets are also evaluated annually to determine whether indefinite life assessment continues to be supportable. If not, the change in the useful life assessment from indefinite to finite is accounted for on a prospective basis.

Intellectual properties

Intangible assets acquired in an asset acquisition are initially recognized at cost. Where a group of assets acquired does not meet the definition of a business under ASC 805, the transaction is accounted for as an asset acquisition. The total cost of the asset acquisition, including directly attributable transaction costs, is allocated to the individual identifiable assets acquired and liabilities assumed based on their relative fair values as of the acquisition date. No goodwill is recognized in an asset acquisition.

Contractual rights to obtain legal title to intellectual properties are recognized as intangible assets when the Group has obtained enforceable contractual rights in respect of the underlying intellectual properties and such rights are capable of being separately identified. Where legal title to the underlying intellectual properties has not yet been transferred as of the reporting date, the related carrying amount is presented as contractual rights to obtain legal title to intellectual properties. Upon completion of the legal title transfer, the carrying amount is reclassified to the relevant category of intellectual properties. Such reclassification does not result in the recognition of any gain or loss.

Amortization of the contractual rights and the related intellectual property assets, as applicable, commences when the Group has obtained control of the relevant rights and the assets are available for their intended use. An asset is considered available for its intended use when it is capable of contributing directly or indirectly to the Group’s future cash flows in the manner intended by management. Accordingly, amortization may commence before legal title to the underlying intellectual property assets has been formally transferred.

The useful lives of the intangible assets are estimated by management with reference to, among other factors, the external valuation report and the period over which the assets are expected to contribute directly or indirectly to the Group’s future cash flows. In determining the estimated useful lives, management considers all pertinent factors, including the expected use of the assets, the useful lives of other assets to which the intangible assets may relate, the legal enforceability of the underlying rights, any legal, regulatory or contractual limitations, expected technological or commercial obsolescence, market demand, competition and the level of maintenance expenditures required to obtain the expected future economic benefits.

Intangible assets with finite useful lives are amortized over the best estimate of their useful lives using a method that reflects the pattern in which the related economic benefits are expected to be consumed or otherwise used up. The Group uses the straight-line method when the pattern of consumption of those economic benefits cannot be reliably determined. The estimated useful lives of intellectual properties are as follows:

Copyrights and patents	1 to 6 years
Trademarks	10 years

The Group reviews finite-lived intangible assets for impairment whenever events or changes in circumstances indicate that their carrying amounts may not be recoverable.

As of March 31, 2026 and 2025, the Group did not recognize any impairment losses against its intangible assets.

Impairment of long-lived assets

Impairment of long-lived assets

The Group reviews long-lived assets, including property and equipment, ROU assets and intangible assets, for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the undiscounted future pre-tax cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Fair value is generally determined by discounting the cash flows expected to be generated by the asset (asset group), when the market prices are not readily available. The adjusted carrying amount of the asset is the new cost basis and is depreciated over the asset’s remaining useful life. Long-lived assets are grouped with other assets and liabilities at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities. For the years ended March 31, 2026, 2025 and 2024, no impairment of long-lived assets were recognized.

Payables to customers

Payables to customers

Payables to customers arise from the Group’s brokerage business and include cash deposits received by the Group from the customers and payables arising from unsettled trades on trade-date basis.

Payables broker-dealers and clearing organizations

Payables broker-dealers and clearing organizations

Payables broker-dealers and clearing organizations represent balances due to broker-dealers and clearing organizations, including net commission payables and payables arising from unsettled trades on trade-date basis.

Contract liabilities

Contract liabilities

Contract liabilities represent amounts collected from customers or billed to customers for services not yet performed, and for which the related revenue has not yet been recognized. These arise when customer payments exceed the revenue recognized to date on uncompleted contracts.

As of March 31, 2026 and 2025, the balances of contract liabilities were $157,480 and nil, respectively. The balance as of March 31, 2026 was expected to be recognized as revenue within a twelve-month period from March 31, 2026.

Revenue recognition

Revenue recognition

The Group follows the rules and guidance set out under ASC 606, Revenue from Contracts with Customers (“ASC 606”), when recognizing revenue from contracts with customers. The core principle of ASC 606 requires an entity to recognize revenues to depict the transfer of goods or services to customers in an amount that reflects the consideration that it expects to be entitled to receive in exchange for those goods or services recognized as performance obligations are satisfied. In according with ASC 606, revenues are recognized when the Group satisfies the performance obligations by delivering the promised services to the customers, in an amount that reflects the consideration the Group expects to be entitled to in exchange for those services. The following five steps are applied to achieve that core principle:

Step 1: Identify the contract with the customer

Step 2: Identify the performance obligations in the contract

Step 3: Determine the transaction price

Step 4: Allocate the transaction price to the performance obligations in the contract

Step 5: Recognize revenue when the company satisfies a performance obligation.

The Group identifies each distinct service as a performance obligation. The recognition and measurement of revenues is based on the assessment of individual contract terms. The Group applies a practical expedient to expense costs as incurred for those suffered in order to obtain a contract with a customer when the amortization period would have been one year or less. The Group has no material incremental costs of obtaining contracts with customers that the Group expects the benefit of those costs to be longer than one year, which need to be recognized as assets.

The Group’s principal revenue streams include:

Advisory fees

The Group provides financial advisory services by acting as advisor for its customers in return for advisory fees. The Group enters into distinct agreements with its customers for the provision of financial advisory services. These contracts cover a series of advisory activities that are highly interrelated and interdependent, and therefore not distinct within the context of the contract. As a result, the Group identifies a single performance obligation comprising a series of advisory services provided over the term of the agreement. Therefore, the Company concludes that the revenue shall be recognized over time throughout the contract terms and when it is probable that a significant reversal of revenue recognized will not occur in the future periods.

According to the agreement, the customer is required to pay the advisory fees under the contractual terms specified in the contract, which may involve either a lump-sum charge or monthly billing, depending on the specific agreement. The payment is due from the date of billing.

Brokerage commissions

The Group earns fees and commissions from securities brokerage services based on a fixed rate for each transaction. When a customer executes a securities trading transaction with the Group, brokerage commission is recognized upon the completion of the transaction. Only a single performance obligation is identified for each securities trading transaction, and the performance obligation is satisfied on the trade date because this is when the underlying financial instrument is identified, the pricing of brokerage service is agreed upon and the promised services are delivered to customers. Brokerage commissions are recognized at a point in time on the trade date. The securities trading transaction could not be cancelled once it is executed and is not refundable, so returns and allowances are not applicable.

The customer is required to pay a fixed rate of the brokerage commissions for each securities brokerage transaction and payment is due within two days from the trade date.

Due diligence service fees

The Group enters into a distinct due diligence services agreement with its customers for providing them with due diligence report in return for a one-time fixed due diligence service fee. The Group is obligated to deliver its customers due diligence reports. The due diligence services the Group promises to provide to its customers are considered distinct and are therefore considered to be a single performance obligation. Before the full and complete delivery of the services, the customers cannot benefit from the performance and cannot control the work in progress. The Group controls the rights to the services, which are not associated with any progress payments. As a result, revenue from providing business due diligence services does not meet the criteria of recognizing revenue over time. The revenue is therefore recognized at a point in time when the transaction is completed and the Group’s performance obligation is fulfilled, as evidenced by the delivery of the complete due diligence report.

Payment is due from the date of billing. All due diligence services were completed prior to year end and there was no due diligence services for the year ended March 31, 2026.

Handling income

The Group provides other financial services including dividend collection and custodian services and earns handling income in return for these services provided.

Custodian services – The Group enters into distinct custodian agreements with its customers for the provision of custodian and administration services. Among all other services provided, the Group earns a fee by assisting its customers in transferring the physical shares certificates they hold into Central Clearing and Settlement System (CCASS), a centralized electronic book-entry clearing and settlement system for transactions of securities listed in SEHK, for custodian purposes. The Group earns a fee based on a fixed rate of the value of shares in concern. The custodian agreement is distinct and is identified as one performance obligation. Revenue is recognized at a point in time upon the completion of the transaction.

Dividend collection – When the securities held by its customers have any corporate action, the Group may act as the agent of its customers in processing and collecting the related dividends. The Group earns a fee based on a fixed rate of the amount of dividend in concern. Only a single performance obligation is identified in the contract and income from dividend collection services is recognized at a point in time upon the completion of the transaction.

According to the agreement, the customer is required to pay a handling fee for custodian service at fixed amount and a fee for dividend collection at a fixed percentage on the dividends collected for each transaction. Payment is due upon completion of services.

Introducing and referral income

The Group derives introducing and referral income from the introduction of customers to other financial service providers or other interested parties. The Group enters into distinct referral agreements with these parties in relation to the introducing and referral services rendered and the fee is crystalized at the point when the referees executed a transaction with these parties. Under the distinct referral agreements the Group has in place, the Group is not subject to any minimum referral numbers, any committed targets nor any other obligations once the referral is made. No claw back or adjustments to the income are allowed under these agreements. Revenue from providing introducing and referral services is recognized at a point in time when the transaction and the performance is completed, which is evidenced by a referred investor completing a qualifying transaction that results in income from the customers.

According to the agreement, the customer is required to pay an introducing and referral fee on a monthly basis. The payment is due from the date of billing.

Investment management fee income

The Group provides investment management services by acting as investment manager for its customers in return for investment management fee income. The Group enters into distinct investment management agreements with its customers for the provision of investment management services. The investment management service is distinct and is identified as one performance obligation performed continuously. Revenue from investment management services is recognized over time when the performance is satisfied and when it is probable that a significant reversal of revenue recognized will not occur in future reporting periods. Revenue is billed on a monthly basis in accordance with the agreement and payment and payment is due from the date of billing.

Underwriting and placement income

The Group provides underwriting and placement services by acting as an underwriter, global coordinator, book runner or lead manager for securities issuances and bonds placements, in return for underwriting and placement income.

The Group enters into a distinct underwriting or placement agreement with its customers, i.e. corporate issuers, for the provision of underwriting and placement services. The underwriting and placement service is distinct and is identified as one performance obligation. As stipulated in the underwriting and placement agreement, the Group will charge an underwriting and placement income based on certain percentage of the funds raised in the transaction, either initial public offerings or other fundraising or placement activities.

Revenue from providing underwriting and placement services to customers is recognized at a point in time when the transaction and the performance is completed, which is generally at the completion of the public offering, i.e., listing of the securities on relevant exchanges, or the completion of a placement.

For certain underwriting and placement projects, the Group will reduce its commitments and exposures by having sub-underwriting and sub-placement arrangements with other broker-dealers. Generally, the terms of these sub-underwriting and sub-placement arrangements would mirror the master underwriting and placement agreements the Group has in place with its customers but give a concession fee to these broker-dealers for services rendered under the sub-underwriting and sub-placement arrangements. The agreement of underwriting and placement services requires payment upon the completion of services.

Principal versus agent considerations

The Group follows the rules and guidance set out under ASC 606 when determining whether it is acting as a principal or an agent in the contract with its customers. The core principle of ASC 606 requires an entity to determine whether the nature of its promise is a performance obligation to provide the services itself (that is, the entity is a principal) or to arrange for those services to be provided by the other party (that is, the entity is an agent). The following steps are applied to achieve that core principle:

Step 1: Identify the specified services to be provided to the customer

Step 2: Assess whether it controls each specified service before that service is transferred to the customer

The Group may be considered a principal when the overall facts and circumstances indicate that it controls the services before they are transferred to the customer. This assessment involves judgment and consideration of various indicators, which may include the Group’s ability to direct the use of and obtain substantially all of the benefits from the services, discretion in establishing pricing, primary responsibility for fulfilling contractual obligations and exposure to other risks. These indicators are not individually determinative, and not all must be present. Rather, they collectively help assess whether the Group exercises control in the transaction.

Given the Group’s multiple revenue streams, the principal-versus-agent assessment may differ depending on the nature of the services provided. Based on the factors outlined above, where the Group concludes it is acting as a principal, revenue is recognized on a gross basis. Where the Group concludes it is acting as an agent, revenue is recognized on a net basis, representing only the fee or commission to which it is entitled in exchange for arranging for the provision of services by a third party. This assessment is reviewed and updated as necessary when facts and circumstances change.

Sources of revenue

Disaggregated information of revenue by major sources are as follows:

	For the Year Ended March 31, 2026
	Third parties	Related parties	Total
Revenue from contracts with customers recognized at a point in time
Brokerage commissions related to
exchange in Hong Kong	$215,914	$1,552	$217,466
exchanges in United States	758,447	4,348	762,795

Handling income on
custodian services	1,305,085	-	1,305,085
dividend collection	3,646	91	3,737

Introducing and referral income	2,404,433	-	2,404,433

Underwriting and placement income related to
equity securities	968,966	-	968,966
bonds	473,707	-	473,707

Revenue from contracts with customers recognized over time
Advisory fees	392,559	-	392,559

Investment management fee income	377,399	117,702	495,101

Revenue from other sources
Interest income and others (note)	253,818	1,170	254,988
	$7,153,974	$124,863	$7,278,837

	For the Year Ended March 31, 2025
	Third parties	Related parties	Total
Revenue from contracts with customers recognized at a point in time
Brokerage commissions related to
exchange in Hong Kong	$265,591	$5,098	$270,689
exchanges in United States	36,775	21,782	58,557

Due diligence service fees	79,543	-	79,543

Handling income on
custodian services	77,158	-	77,158
dividend collection	50,587	-	50,587

Introducing and referral income	4,681,683	-	4,681,683

Underwriting and placement income related to
equity securities	114,091	-	114,091

Revenue from contracts with customers recognized over time
Advisory fees	10,624	-	10,624

Investment management fee income	60,012	-	60,012

Revenue from other sources
Interest income and others (note)	61,019	2,280	63,299
	$5,437,083	$29,160	$5,466,243

	For the Year Ended March 31, 2024
	Third parties	Related parties	Total
Revenue from contracts with customers recognized at a point in time
Brokerage commissions related to
exchange in Hong Kong	$371,930	$3,998	$375,928
exchanges in United States	19,130	3,121	22,251

Handling income on
custodian services	108,218	2,078	110,296
dividend collection	17,518	52	17,570

Introducing and referral income	264,941	-	264,941

Underwriting and placement income related to
equity securities	109,316	-	109,316
bonds and others	43,322	-	43,322

Revenue from contracts with customers recognized over time
Advisory fees	420,918	-	420,918

Revenue from other sources
Interest income and others (note)	42,489	1,438	43,927
	$1,397,782	$10,687	$1,408,469

Note:

Interest income and others primarily consist of interests earned on bank deposits and a customers’ overdue, and gains on disposal of investment in equity securities, which are not within the scope ASC 606.

Interest income is recognized as it accrues using the effective interest method. Interests on customers’ overdue represent interests charged on overdue receivables from customers arising from brokerage transactions. According to the contracts entered into between the Group and its customers, the Group shall charge its customers on amounts overdue, i.e. amounts due on brokerage transactions which are not yet settled on settlement dates, at an interest at Hong Kong Prime Lending Rate plus 8% per annum accrued on daily basis.

Gains on disposal of investment in equity securities is recognized upon disposal of the investment in equity securities. This represents the value gains between the sales proceed on disposal and the cost of the investment in equity securities.

Interest income and others recognized for the years ended March 31, 2026, 2025 and 2024 were broken down as below.

	For the Years Ended March 31,
	2026	2025	2024
Interests on bank deposits	$34,766	$903	$1,830
Interests on customers’ overdue	201,531	57,191	36,838
Gains on disposal of investment in equity securities	14,107	-	-
Sundry income	4,584	5,205	5,259
	$254,988	$63,299	$43,927

Brokerage, clearing and exchange fees

Brokerage, clearing and exchange fees

Brokerage, clearing and exchange fees primary relate to transaction costs paid to broker-dealers, designated advisors and clearing organizations on advisory services, securities brokerage services, handling services, introducing and referral services, investment management services and underwriting and placement services which are expensed as incurred.

Employee benefit plan

Employee benefit plan

Employees of the Group located in Hong Kong participate in a compulsory retirement benefit scheme as required by the local laws in Hong Kong. Contributions are required by both the Group and its employees at a rate of 5% on the employees’ relevant salary income, subject to a cap of monthly relevant income of HK$30,000 (equivalent to $3,844). During the years ended March 31, 2026, 2025 and 2024, the total amount charged to the consolidated statements of operations and comprehensive loss in respect of the Group’s costs incurred in the scheme were $37,609, $35,014 and $26,951, respectively.

Share based compensation expenses

Share based compensation expenses

The Group uses the fair value method of accounting for the share options granted to grantees to measure the cost of services received in exchange for share based awards. The fair value of share-based awards is measured on the grant date and represents the cost of services received in exchange for the awards.

Share based awards granted in 2024

The Group has selected the binomial option-pricing model as the most appropriate fair value method for its option awards. The Binomial model takes into account variables such as volatility, dividend yield rate, and risk-free interest rate and also allows for the use of dynamic assumptions and considers the contractual term of the option, and the probability that the option will be exercised prior to the end of its contractual life.

Share based awards granted in 2025

The Group determines the fair value of share-based awards to consultants using the quoted market price at the grant date.

The Group has elected to estimate forfeitures when determining the amount of share-based compensation cost to be recognized. Estimated forfeitures are determined at the grant date based on historical forfeiture experience, employee turnover and other relevant factors applicable to the respective classes of grantees. The Group reviews its forfeiture estimates periodically and revises them, as necessary, when actual forfeitures or other relevant circumstances indicate that the estimates have changed. These inputs are subjective and generally require significant judgment. The resulting cost is recognized over the period during which directors, employees and consultants are required to provide service in exchange for the awards.

Share-based compensation expense for the share based awards granted in 2024 is recognized on a graded vesting basis, net of estimated forfeitures. Share-based compensation expense for the share based awards granted in 2025 is recognized on a straight-line basis over the 12-month service contract period. For the years ended March 31, 2026, 2025 and 2024, the total amount charged to the consolidated statements of operations and comprehensive loss in respect of share based compensation expenses were $4,529,716, $1,684,642 and $1,871,499, respectively.

In accordance with ASC 718, modifications to stock-based awards are accounted for as exchanges of the original awards for new awards. The incremental fair value, which is the difference between the fair value of the modified award and the original award immediately before modification, is measured at the modification date. This incremental fair value is recognized immediately as compensation cost for vested awards. For unvested awards, the incremental compensation cost, along with any remaining unrecognized compensation cost of the original award, is recognized over the remaining requisite vesting period.

Income taxes

Income taxes

The Group accounts for income taxes under ASC 740, Income Taxes. Provision for income taxes consists of current taxes and deferred taxes.

Current tax is recognized based on the results for the year as adjusted for items which are non-assessable or disallowed. It is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date.

Deferred tax is recognized in respect of temporary differences arising from differences between the carrying amount of assets and liabilities in the financial statements and the corresponding tax basis. Deferred tax is calculated using tax rates that are expected to apply to the period when the asset is realized, or the liability is settled. Deferred tax is charged or credited in the income statement, except when it is related to items credited or charged directly to equity. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. The Group does not consider that there was any uncertain tax position as of March 31, 2026 and 2025.

Segment reporting

Segment reporting

In November 2023, the FASB issued Accounting Standards Update, or ASU 2023-07 – Improvements to Reportable Segment Disclosures, which enhances the disclosures required for reportable segments in annual and interim consolidated financial statements, including additional, more detailed information about a reportable segment’s expenses. The standard is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The Company adopted ASU 2023-07 for the year ended March 31, 2025, retrospectively to all periods presented in the consolidated financial statement. The adoption of this ASU had no material impact on reportable segments identified and had no effect on the Group’s consolidated financial position, results of operations, or cash flows.

Based on the criteria established by ASC 280, Segment Reporting, the Group uses the management approach in determining its operating segments. The Group’s chief operating decision maker (“CODM”), specifically the Group’s CEO and CFO, reviews consolidated results when making decisions, allocating resources and assessing performance of the Group. Although the CODM reviews revenue disaggregated by the type of services the Group provides, there is no allocation of direct and indirect costs. As such, this disaggregation does not constitute a separate measure of segment profit or loss. The Group carries out all its business activities and operations in Hong Kong, with no material long-lived assets held outside Hong Kong. All transactions are concluded and completed in Hong Kong with similar terms and conditions.

The Group’s CODM assesses performance for the segment and decides how to allocate resources by regularly reviewing the segment net loss that also is reported as consolidated net loss on the consolidated statements of operations and comprehensive loss, after taking into account the Group’s strategic priorities, its cash balance, and its expected use of cash. Further, the CODM does not review disaggregated expense information when assessing performance or making operational decisions. Instead, the CODM evaluates expenses on a consolidated basis only. Other segment items included provision for income taxes, which are reflected in the segment and consolidated net loss. The measure of segment assets is reported on the consolidated balance sheet as total consolidated assets.

Loss per share

Loss per share

Loss per share (“EPS”) is calculated in accordance with ASC 260, Earnings Per Share. ASC 260 requires companies to present basic and diluted EPS. Basic EPS is computed by dividing net loss attributable to each class of ordinary shareholders by the weighted average number of shares of that particular class outstanding during the year, where each class have differing economic rights to earnings and dividends.

Diluted EPS is calculated by dividing net loss attributable to each class of ordinary shareholders, as adjusted for the effect of dilutive ordinary equivalent shares of that class, if any, by the weighted average number of that particular class of ordinary and dilutive ordinary equivalent shares outstanding during the year, where each class have differing economic rights to earnings and dividends. Ordinary share equivalents are excluded from the computation of diluted loss per share if their effect would be antidilutive. Unvested share based compensation awards subject to graded vesting are considered potential ordinary share equivalents in the computation of diluted EPS but are excluded from the computation of diluted loss per share as the inclusion would have an antidilutive effect. Basic and diluted EPS are presented in the Group’s consolidated statements of operations and comprehensive loss.

As stipulated in the Company’s Memorandum and Articles of Association, each Class B ordinary share shall be convertible into one Class A ordinary share at the option of the holders of Class B ordinary shares, at any time and without the payment of any additional sum. Conversely, holders of Class A ordinary shares shall have no rights to convert Class A ordinary shares into Class B ordinary shares under any circumstances. In addition, holders of both Class A and Class B ordinary shares were entitled to receive dividends paid by the Company at the same rate and had equal rights to the surplus assets of the Company upon its liquidation, as stipulated in the Company’s Memorandum and Articles of Association. These shares ranked pari passu in all other respects. Basic and diluted EPS are calculated by referring to the rights and characteristics of these two classes of ordinary shares respectively. For the years ended March 31, 2026, 2025 and 2024, the Group had no dilutive stocks.

Translation of foreign currencies

Translation of foreign currencies

The Group’s principal place of operations is Hong Kong. The financial position and results of its operations are determined using Hong Kong Dollars (“HK$”), the local currency, as the functional currency. The Company’s consolidated financial statements are presented using the U.S. Dollars (“US$” or “$”). The results of operations and the consolidated statements of cash flows denominated in functional currency are translated to US$ at the average rate of exchange during the reporting period. Assets and liabilities denominated in functional currency at the balance sheet date are translated to US$ at the applicable rates of exchange in effect at balance sheet date. The equity denominated in functional currency is translated to US$ at the historical rate of exchange at the time of transaction. Because cash flows are translated based on the average translation rate, amounts related to assets and liabilities reported on the consolidated statements of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets. Translation adjustments arising from the use of different exchange rates from period to period are included as a separate component of accumulated other comprehensive losses included in consolidated statements of changes in shareholders’ equity. Gains and losses from foreign currency transactions are included in the Group’s consolidated statements of operations and comprehensive loss.

The following table outlines the exchange rates that are used in preparing these consolidated financial statements:

	As of March 31,
	2026	2025
Year-end spot rate	7.8357	7.7799

	For the Years Ended March 31,
	2026	2025	2024
Average rate	7.8039	7.7945	7.8252

Fair value of financial instruments

Fair value of financial instruments

The fair value of a financial instrument is defined as the exchange price that would be received from an asset or paid to transfer a liability (as exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

Level 1 –	Quoted prices in active markets for identical assets and liabilities.

Level 2–	Quoted prices in active markets for similar assets and liabilities, or other inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

Level 3 –	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets and liabilities. This includes certain pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs.

As of March 31, 2026 and 2025, financial instruments of the Group comprised primarily cash, restricted cash, receivables from broker-dealers and clearing organizations, receivables from customers, investment in equity securities, other assets, payables to customers, payables to broker-dealers and clearing organizations, amounts due to related parties, accrued expenses and other liabilities. The carrying amounts of cash, restricted cash, receivables from broker-dealers and clearing organizations, receivables from customers, other assets, payables to customers, payables to broker-dealers and clearing organizations, amounts due to related parties, accrued expenses and other liabilities approximate their fair values due to the short-term nature of these instruments. The Group’s investments in equity securities are measured at fair value on a recurring basis. As these equity securities are publicly traded and their fair values are determined based on quoted market prices in active markets, the fair value measurements are classified within Level 1 of the fair value hierarchy.

Related parties

Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence of the same party, such as a family member or relative, shareholder, or a related corporation.

Commitments and contingencies

Commitments and contingencies

In the normal course of business, the Group is subject to contingencies, such as legal proceedings and claims arising out of its business, which cover a wide range of matters. Liabilities for contingencies are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated.

If the assessment of a contingency indicates that it is probable that a material loss is incurred and the amount of the liability can be estimated, then the estimated liability is accrued in the Group’s consolidated financial statements. If the assessment indicates that a potentially material loss contingency is not probable, but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss, if determinable and material, would be disclosed.

Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the nature of the guarantee would be disclosed.

Recent accounting pronouncements

Recent accounting pronouncements

The Group considers the applicability and impact of all accounting standards updates (“ASUs”). Management periodically reviews new accounting standards that are issued. Under the Jumpstart Our Business Startups Act of 2012, as amended (the “JOBS Act”), the Group meets the definition of an emerging growth company, or EGC, and has elected the extended transition period for complying with new or revised accounting standards, which delays the adoption of these accounting standards until they would apply to private companies.

In November 2024, the FASB issued ASU 2024-03, Income Statement — Reporting Comprehensive Income (Topic 220-40): Expense Disaggregation Disclosures (“ASU 2024-03”). This update requires, among other things, more detailed disclosure about types of expenses in commonly presented expense captions such as cost of sales and selling, general, and administrative expenses, and is intended to improve the disclosures about an entity’s expenses including purchases of inventory, employee compensation, depreciation and amortization. ASU 2024-03 is effective for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027. The Group is currently evaluating the impact of the on its consolidated financial statements and related disclosures.

In January 2025, the FASB issued ASU 2025-01 Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40). The FASB issued ASU 2024-03 on November 4, 2024. ASU 2024-03 states that the amendments are effective for public business entities for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Following the issuance of ASU 2024-03, the FASB was asked to clarify the initial effective date for entities that do not have an annual reporting period that ends on December 31 (referred to as non-calendar year-end entities). Because of how the effective date guidance was written, a non-calendar year-end entity may have concluded that it would be required to initially adopt the disclosure requirements in ASU 2024-03 in an interim reporting period, rather than in an annual reporting period. The FASB’s intent in the basis for conclusions of ASU 2024-03 is clear that all public business entities should initially adopt the disclosure requirements in the first annual reporting period beginning after December 15, 2026, and interim reporting periods within annual reporting periods beginning after December 15, 2027. The Group is currently evaluating the impact of the update on the Group’s consolidated financial statements and related disclosures.

In July 2025, FASB issued ASU No. 2025-05, Financial Instruments- Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets (“ASU 2025-05”). This provides all entities with a practical expedient in developing reasonable and supportable forecasts as part of estimating expected credit losses for current accounts receivable and current contract assets arising from transactions accounted for under Topic 606. ASU No. 2025-05 is effective on a prospective basis or annual periods beginning after December 15, 2025, though early adoption and retroactive application is permitted. The Group is currently evaluating the impact of the on its consolidated financial statements and related disclosures.

In December 2025, the FASB issued ASU 2025-12, Codification Improvements, to clarify ambiguities and improve consistency across multiple topics in the Accounting Standards Codification. Key provisions include amendments to Topic 260 (Earnings Per Share) to refine the treatment of anti-dilutive shares in year-to-date diluted EPS calculations when an entity experiences a loss from continuing operations, as well as modifications to Topic 842 (Leases) to clarify disclosure exemptions for certain lease receivables. The standard is effective for fiscal years beginning after December 15, 2025. The Group is currently evaluating the impact of the update on the Group’s consolidated financial statements and related disclosures.

Except for the above-mentioned pronouncements, there are no new recently issued accounting standards that will have a material impact on the Group’s consolidated financial statements.